RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Trade	$ 5,723	$ 3,292
Other current assets	3,092	3,555
Liabilities:
Trade	2,257	1,920
Other accounts payable and accrued expenses	1,795	1,844
Transactions with related parties:
Revenues	20,482	15,786	21,987
Expenses:
Cost of sales	7,890	6,182	6,680
Operating expenses:
Research and development	5,615	6,102	5,866
Sales and marketing	7,592	8,515	9,962
General and administrative	2,051	2,107	2,234
Aggregate net lease payments	410	438	428
Related Parties [Member]
Assets:
Trade	11	153
Other current assets		4
Liabilities:
Trade	159	229
Other accounts payable and accrued expenses	46	44
Short term loan (see note 8)		777
Transactions with related parties:
Revenues	403	451	347
Expenses:
Cost of sales	54	66	62
Operating expenses:
Research and development	208	198	193
Sales and marketing	126	181	159
General and administrative	$ 53	$ 57	$ 57